Income Taxes (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of (loss) income before income taxes
	Year ended March 31,
	2019	2020	2021
	$	$	$
Hong Kong	(850)	673	(233)
China	398	229	(458)
Myanmar	(242)	(6)	91
	(694)	896	(600)

Schedule of income tax (credit) expense
	Year ended March 31,
	2019	2020	2021
	$	$	$
Current tax:
Hong Kong
Current tax	4	11	5
(Over)/under provision in prior year	(30)	-	7
China
Current tax	-	-	-
Myanmar
Current tax	-	-	-
Deferred tax	-	198	(158)
Total	(26)	209	(146)

Schedule of effective income tax rate reconciliation
	Year ended March 31,
	2019	2020	2021
	%	%	%
Profits tax rate in Hong Kong	16.5	16.5	16.5
Non-deductible items/non-taxable income	3.3	26.9	25.5
Changes in valuation allowances	(0.4)	1.1	(18.4)
Overprovision of profits tax in prior year	4.3	-	(1.1)
Effect of different tax rate of subsidiaries operating in other jurisdictions	(1.9)	1.8	5.7
Tax effect of tax losses not recognized	(30.0)	0.1	2.0
Utilization of tax losses previously not recognized	12.7	(11.6)	(6.8)
Others	(0.8)	(11.5)	0.9
Effective tax rate	3.7	23.3	24.3

Schedule of deferred income tax liabilities (assets)
	As of March 31,
	2020	2021
	$	$
Deferred tax liabilities:
Deferred severance payment	-	392
Property, plant and equipment	5	5
Operating lease right-of-use assets	829	632
Total deferred tax liabilities	834	1,029

Deferred tax assets:
Lease liabilities	(605)	(421)
Tax loss carryforwards	(478)	(520)
Deferred deductible expenses	(74)	(74)
Valuation allowance	552	593
Total deferred tax assets	(605)	(422)
Net deferred tax liabilities	229	607

Schedule of valuation allowance
	Year ended March 31,
	2019	2020	2021
	$	$	$
At the beginning of the year	548	668	552
Current year addition (reduction)	120	(116)	41
At the end of the year	668	552	593